AST BOND PORTFOLIO 2032
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 98.2%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio*	7,068,243	$75,630,204
(cost $70,524,891)

Short-Term Investment — 2.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,108,484)	2,108,484	2,108,484

TOTAL INVESTMENTS—100.9% (cost $72,633,375)(wa)		77,738,688

Liabilities in excess of other assets(z) — (0.9)%		(704,267)

Net Assets — 100.0%		$77,034,421

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
459	10 Year U.S. Treasury Notes	Dec. 2024	$52,455,094	$45,876
342	10 Year U.S. Ultra Treasury Notes	Dec. 2024	40,457,533	(3,396)
				42,480
Short Positions:
94	2 Year U.S. Treasury Notes	Dec. 2024	19,574,766	(44,914)
391	5 Year U.S. Treasury Notes	Dec. 2024	42,964,179	(58,378)
82	20 Year U.S. Treasury Bonds	Dec. 2024	10,183,375	54,803
53	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	7,053,969	89,091
				40,602
				$83,082
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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